Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of linkage and interest rates
Loan currency	Weighted interest rate as of December 31, 2019	December 31,
	%	2019	2018

NIS	3.5 (Prime+1.75%)	$2,705	$2,334

Less - current maturities		664	467

		$2,041	$1,867

Schedule of maturities of long-term debt
Payment schedule	December 31, 2019

2020	664
2021	664
2022	662
2023	655
2024	60
Total	$2,705